Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 589	€ 603	€ 1,613
Property, plant and equipment	20,862	25,632	15,274
Right of use	8,228	10,009	0
Other non-current financial assets	1,091	718	1,046
Total non-current assets	30,770	36,962	17,933
Current assets
Other current financial assets	59	41	0
Inventories	0	358	1,396
Trade and other receivables	4	36	30
Other current assets	5,123	7,975	14,111
Cash and cash equivalents	44,446	73,173	134,371
Total current assets	49,632	81,583	149,908
TOTAL ASSETS	80,402	118,545	167,841
Shareholders’ equity
Share capital	2,006	1,794	1,794
Premiums related to share capital	120,705	281,688	281,744
Reserves	(24,616)	(136,607)	(99,524)
Translation reserve	1,744	1,344	(188)
Net loss for the period	(73,300)	(62,659)	(38,224)
Total shareholders’ equity	26,539	85,560	145,602
Non-current liabilities
Provisions - non-current portion	652	506	347
Financial liabilities – non-current portion	14,379	1,321	1,243
Derivative liabilities - non current portion	288	0	0
Lease liabilities - non-current portion	9,197	11,278	0
Deferred tax	0	0	0
Total Non-current liabilities	24,516	13,105	1,590
Current liabilities
Provisions - current portion	0	71	0
Financial liabilities – current portion	2,265	99	776
Derivative liabilities - current portion	129	0	0
Lease liabilities - current portion	1,607	1,425	0
Trade and other payables	20,910	13,775	16,656
Other current liabilities	4,436	4,510	3,217
Total current liabilities	29,347	19,880	20,649
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 80,402	€ 118,545	€ 167,841